Share-Based Payment Arrangements - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	£ 20.9	£ 11.9